Exchange Rate of closing (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 CLP ($) PLN (zł) AUD ($) CAD ($) USD ($) GBP (£) INR (₨)	Sep. 30, 2024 INR (₨) CLP ($) PLN (zł) AUD ($) CAD ($) USD ($) GBP (£)
United Kingdom, Pounds
Closing foreign exchange [Line Items]
Closing foreign exchange rate | £		0.82667	0.87243
Percentage of variation closing foreign exchange rate	5.54%
United States of America, Dollars
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1.03490	1.17360
Percentage of variation closing foreign exchange rate	13.40%
Canada, Dollars
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1.48912	1.60998
Percentage of variation closing foreign exchange rate	8.12%
Australia, Dollars
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1.67318	1.75903
Percentage of variation closing foreign exchange rate	5.13%
Poland, Zlotych
Closing foreign exchange [Line Items]
Closing foreign exchange rate | zł		4.27820	4.21940
Percentage of variation closing foreign exchange rate	(1.37%)
Chile, Pesos
Closing foreign exchange [Line Items]
Closing foreign exchange rate		1,031.52	1,057.42
Percentage of variation closing foreign exchange rate	2.51%
India, Rupees
Closing foreign exchange [Line Items]
Closing foreign exchange rate | ₨		89.20050	105.49190
Percentage of variation closing foreign exchange rate	18.26%